Expense Example	Oct. 27, 2025 USD ($)
DF Tactical Allocation Fund | DF Tactical Allocation Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 275
Expense Example, with Redemption, 3 Years	1,000
Expense Example, with Redemption, 5 Years	1,747
Expense Example, with Redemption, 10 Years	3,715
DF Tactical Allocation Fund | DF Tactical Allocation Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	690
Expense Example, with Redemption, 3 Years	1,239
Expense Example, with Redemption, 5 Years	1,812
Expense Example, with Redemption, 10 Years	3,364
DF Tactical Allocation Fund | DF Tactical Allocation Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	175
Expense Example, with Redemption, 3 Years	702
Expense Example, with Redemption, 5 Years	1,256
Expense Example, with Redemption, 10 Years	2,768
DF Tactical Income Fund | DF Tactical Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	693
Expense Example, with Redemption, 3 Years	1,096
Expense Example, with Redemption, 5 Years	1,524
Expense Example, with Redemption, 10 Years	2,711
DF Tactical Income Fund | DF Tactical Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	853
Expense Example, with Redemption, 5 Years	1,454
Expense Example, with Redemption, 10 Years	3,080
DF Tactical Income Fund | DF Tactical Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	2,062
DF Tactical Dividend Fund | DF Tactical Dividend Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	681
Expense Example, with Redemption, 3 Years	1,057
Expense Example, with Redemption, 5 Years	1,457
Expense Example, with Redemption, 10 Years	2,572
DF Tactical Dividend Fund | DF Tactical Dividend Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	266
Expense Example, with Redemption, 3 Years	813
Expense Example, with Redemption, 5 Years	1,387
Expense Example, with Redemption, 10 Years	2,946
DF Tactical Dividend Fund | DF Tactical Dividend Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,878
DF Tactical Momentum Fund | DF Tactical Momentum Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	717
Expense Example, with Redemption, 3 Years	1,168
Expense Example, with Redemption, 5 Years	1,645
Expense Example, with Redemption, 10 Years	2,956
DF Tactical Momentum Fund | DF Tactical Momentum Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	927
Expense Example, with Redemption, 5 Years	1,577
Expense Example, with Redemption, 10 Years	3,318
DF Tactical Momentum Fund | DF Tactical Momentum Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	981
Expense Example, with Redemption, 10 Years	2,103
DF Tactical Yield Fund | DF Tactical Yield Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	904
Expense Example, with Redemption, 5 Years	1,538
Expense Example, with Redemption, 10 Years	3,242
DF Tactical Yield Fund | DF Tactical Yield Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	709
Expense Example, with Redemption, 3 Years	1,145
Expense Example, with Redemption, 5 Years	1,606
Expense Example, with Redemption, 10 Years	2,878
DF Tactical Yield Fund | DF Tactical Yield Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	195
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	1,037
Expense Example, with Redemption, 10 Years	$ 2,243